13524-1

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Custodian Funds

Statement of Investments, December 31,2010 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Custodian Funds

Statement of Investments, December 31, 2010 (unaudited) *(continued)*

Exxon Mobil Corp.	70,000	5,118,400
[a]FMC Technologies Inc.	300,000	26,673,000
Halliburton Co.	600,000	24,498,000
National Oilwell Varco Inc.	175,000	11,768,750
Occidental Petroleum Corp.	200,000	19,620,000
Peabody Energy Corp.	350,000	22,393,000
Royal Dutch Shell PLC, A, ADR (Netherlands)	280,000	18,698,400
Schlumberger Ltd.	309,100	25,809,850
[a]Transocean Ltd.	15,222	1,058,081
		196,257,215
Food & Staples Retailing 0.5%		
CVS Caremark Corp.	600,000	20,862,000
Food, Beverage & Tobacco 1.1%		
Bunge Ltd.	211,500	13,857,480
[a]Hansen Natural Corp.	300,000	15,684,000
PepsiCo Inc.	300,000	19,599,000
		49,140,480
Health Care Equipment & Services 4.1%		
Aetna Inc.	400,000	12,204,000
[a]Allscripts Healthcare Solutions Inc.	600,000	11,562,000
Baxter International Inc.	400,000	20,248,000
Cardinal Health Inc.	300,000	11,493,000
[a]CareFusion Corp.	150,000	3,855,000
Covidien PLC	350,000	15,981,000
[a]Edwards Lifesciences Corp.	100,000	8,084,000
[a]Intuitive Surgical Inc.	34,000	8,763,500
[a]Medco Health Solutions Inc.	96,480	5,911,330
Medtronic Inc.	60,000	2,225,400
Quest Diagnostics Inc.	500,000	26,985,000
Teleflex Inc.	500,000	26,905,000
[a]Varian Medical Systems Inc.	300,000	20,784,000
[a]Zimmer Holdings Inc.	64,000	3,435,520
		178,436,750
Household & Personal Products 0.5%		
The Procter & Gamble Co.	335,000	21,550,550
Insurance 0.9%		
Aflac Inc.	333,300	18,808,119
[a]Berkshire Hathaway Inc., A	184	22,162,800
		40,970,919
Materials 3.9%		
Air Products and Chemicals Inc.	500,000	45,475,000
Celanese Corp., A	600,000	24,702,000
Ecolab Inc.	353,700	17,833,554
Freeport-McMoRan Copper & Gold Inc., B	75,000	9,006,750
Martin Marietta Materials Inc.	130,000	11,991,200
Praxair Inc.	200,000	19,094,000
Randgold Resources Ltd., ADR (United Kingdom)	150,000	12,349,500
Sigma-Aldrich Corp.	400,000	26,624,000
		167,076,004
Media 1.5%		
[a]Live Nation Entertainment Inc.	88,491	1,010,567
The Walt Disney Co.	1,687,290	63,290,248
		64,300,815
Pharmaceuticals, Biotechnology & Life Sciences 10.5%		
Abbott Laboratories	400,000	19,164,000
Allergan Inc.	950,000	65,236,500
[a]Amgen Inc.	932,000	51,166,800
[a]Biogen Idec Inc.	400,000	26,820,000
[a]Celgene Corp.	324,400	19,185,016
[a]Covance Inc.	200,000	10,282,000

Franklin Custodian Funds
Statement of Investments, December 31, 2010 (unaudited) *(continued)*

Eli Lilly & Co.	400,000	14,016,000
aGilead Sciences Inc.	250,000	9,060,000
Johnson & Johnson	1,181,010	73,045,468
Merck & Co. Inc.	788,350	28,412,134
aMettler-Toledo International Inc.	50,000	7,560,500
Pfizer Inc.	2,761,000	48,345,110
Pharmaceutical Product Development Inc.	300,000	8,142,000
Roche Holding AG, ADR (Switzerland)	600,000	21,990,000
Teva Pharmaceutical Industries Ltd., ADR (Israel)	275,000	14,335,750
aWaters Corp.	500,000	38,855,000
		455,616,278
Retailing 0.3%		
aAmazon.com Inc.	10,000	1,800,000
Expedia Inc.	300,100	7,529,509
aHSN Inc.	60,020	1,839,013
		11,168,522
Semiconductors & Semiconductor Equipment 0.7%		
aFirst Solar Inc.	100,000	13,014,000
Intel Corp.	500,000	10,515,000
aSunPower Corp., A	2,000	25,660
aSunPower Corp., B	48,000	595,680
Texas Instruments Inc.	250,000	8,125,000
		32,275,340
Software & Services 9.1%		
aAdobe Systems Inc.	527,900	16,248,762
aAutodesk Inc.	800,000	30,560,000
Automatic Data Processing Inc.	700,000	32,396,000
aCitrix Systems Inc.	275,000	18,812,750
Computer Sciences Corp.	1,000,000	49,600,000
aGoogle Inc., A	76,300	45,319,911
aIAC/InterActiveCorp	150,050	4,306,435
International Business Machines Corp.	580,000	85,120,800
MasterCard Inc., A	80,000	17,928,800
Microsoft Corp.	325,000	9,074,000
Oracle Corp.	1,200,000	37,560,000
Visa Inc., A	250,000	17,595,000
aYahoo! Inc.	1,600,000	26,608,000
		391,130,458
Technology Hardware & Equipment 11.3%		
aAgilent Technologies Inc.	1,150,000	47,644,500
aApple Inc.	681,000	219,663,360
aCisco Systems Inc.	2,695,000	54,519,850
aEMC Corp.	1,900,000	43,510,000
Hewlett-Packard Co.	1,156,250	48,678,125
aLogitech International SA (Switzerland)	150,000	2,782,500
Molex Inc.	71,483	1,624,094
Molex Inc., A	133,100	2,511,597
QUALCOMM Inc.	660,000	32,663,400
aResearch In Motion Ltd. (Canada)	600,000	34,878,000
		488,475,426
Telecommunication Services 1.2%		
America Movil SAB de CV, L, ADR (Mexico)	259,300	14,868,262
aAmerican Tower Corp., A	715,000	36,922,600
		51,790,862
Transportation 7.4%		
aAir France-KLM, ADR (France)	600,000	10,914,000
aAlaska Air Group Inc.	600,000	34,014,000
Allegiant Travel Co.	100,000	4,924,000
Arkansas Best Corp.	500,000	13,710,000
aBritish Airways PLC, ADR (United Kingdom)	1,200,000	25,380,000
C.H. Robinson Worldwide Inc.	267,300	21,434,787
Canadian National Railway Co. (Canada)	500,000	33,235,000

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

See Notes to Statement ofInvestments

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Custodian Funds

Statement of Investments, December 31, 2010 (unaudited)

Franklin Utilities Fund	Country	Shares	Value
Common Stocks 94.7%			
Diversified Telecommunication Services 2.4%			
AT&T Inc.	United States	1,200,000	$ 35,256,000
Frontier Communications Corp.	United States	192,031	1,868,461
Verizon Communications Inc.	United States	800,000	28,624,000
			65,748,461
Electric Utilities 49.6%			
Allegheny Energy Inc.	United States	1,100,000	26,664,000
American Electric Power Co. Inc.	United States	2,500,000	89,950,000
Cleco Corp.	United States	1,000,000	30,760,000
Duke Energy Corp.	United States	4,000,000	71,240,000
Edison International	United States	2,600,000	100,360,000
Entergy Corp.	United States	1,400,000	99,162,000
Exelon Corp.	United States	1,800,000	74,952,000
FirstEnergy Corp.	United States	1,800,000	66,636,000
Great Plains Energy Inc.	United States	2,000,000	38,780,000
Hawaiian Electric Industries Inc.	United States	700,000	15,953,000
NextEra Energy Inc.	United States	1,900,000	98,781,000
Northeast Utilities	United States	900,000	28,692,000
NV Energy Inc.	United States	5,800,000	81,490,000
Pinnacle West Capital Corp.	United States	1,300,000	53,885,000
PNM Resources Inc.	United States	3,300,000	42,966,000
Portland General Electric Co.	United States	1,100,000	23,870,000
PPL Corp.	United States	3,300,000	86,856,000
Progress Energy Inc.	United States	1,700,000	73,916,000
Scottish and Southern Energy PLC	United Kingdom	1,500,000	28,761,366
The Southern Co.	United States	3,300,000	126,159,000
UIL Holdings Corp.	United States	1,360,000	40,745,600
Westar Energy Inc.	United States	1,630,600	41,025,896
			1,341,604,862
Gas Utilities 0.5%			
Questar Corp.	United States	800,000	13,928,000
Independent Power Producers & Energy Traders 2.4%			
Constellation Energy Group	United States	2,100,000	64,323,000
Multi-Utilities 35.0%			
Alliant Energy Corp.	United States	1,500,000	55,155,000
CenterPoint Energy Inc.	United States	3,800,000	59,736,000
CMS Energy Corp.	United States	1,400,000	26,040,000
Consolidated Edison Inc.	United States	1,100,000	54,527,000
Dominion Resources Inc.	United States	1,600,000	68,352,000
DTE Energy Co.	United States	600,000	27,192,000
National Grid PLC	United Kingdom	6,982,857	60,408,918
NiSource Inc.	United States	1,800,000	31,716,000
PG&E Corp.	United States	2,200,000	105,248,000
Public Service Enterprise Group Inc.	United States	2,900,000	92,249,000
RWE AG	Germany	300,000	20,070,264
SCANA Corp.	United States	775,000	31,465,000
Sempra Energy	United States	2,500,000	131,200,000
TECO Energy Inc.	United States	1,000,000	17,800,000
United Utilities Group PLC	United Kingdom	2,960,189	27,409,842
Vectren Corp.	United States	900,000	22,842,000
Wisconsin Energy Corp.	United States	900,000	52,974,000
Xcel Energy Inc.	United States	2,600,000	61,230,000
			945,615,024
Oil, Gas & Consumable Fuels 3.1%			
Spectra Energy Corp.	United States	2,000,000	49,980,000
The Williams Cos. Inc.	United States	1,300,000	32,136,000
			82,116,000
Water Utilities 1.7%			
American Water Works Co. Inc.	United States	1,800,000	45,522,000

Quarterly Statement of Investments | See Notes to Statements of Investments

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instnunents (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Income Fund purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

5.	HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund for the three months ended December 31, 2010, were as shown below.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Funds' assets and liabilities carried at fair value:

Investments in Securities:								
Equity Investments[b]	$	3,801,287,654	$	-	$	-	$	3,801,287,654
Short Term Investments		215,991,605		297,995,538		-		513,987,143
Total Investments in Securities	$	4,017,279,259	$	297,995,538	$	-	$	4,315,274,797
Franklin Income Fund								
Assets:								
Investments in Securities:								
Equity Investments:[b]								
Consumer Discretionary	$	808,031,557	$	104,879,361	$	303,261	$	913,214,179
Energy		3,421,301,767		179,824,000		-		3,601,125,767
Financials		4,404,762,299		375,066,671		-[c]		4,779,828,970
Health Care		2,961,945,653		273,125,000		-		3,235,070,653
Other Equity Investments[d]		9,839,507,517		-		-		9,839,507,517
Equity-Linked Securities		-		2,799,724,098		-		2,799,724,098
Convertible Bonds		-		349,437,584		-		349,437,584
Corporate Bonds		-		27,229,197,748		95,300,240		27,324,497,988
Senior Floating Rate Interests		-		3,341,428,980		-		3,341,428,980
Asset-Backed Securities and Commercial Mortgage-Backed Securities		-		222,583,186		-		222,583,186
Municipal Bonds		-		257,337,360		-		257,337,360
Short Term Investments		577,485,597		82,976,339		-		660,461,936
Total Investments in Securities	$	22,013,034,390	$	35,215,580,327	$	95,603,501[c]	$	57,324,218,218
Unfunded Loan Commitments	$	-	$	156,250	$	-	$	156,250
Liabilities:								
Options Written		647,500		-		-		647,500
Franklin U.S. Government Securities Fund								
Assets:								
Investments in Securities:								
Mortgage-Backed Securities	$	-	$	10,319,079,479	$	-	$	10,319,079,479
Short Term Investments		135,276,163		-		-		135,276,163
Total Investments in Securities	$	135,276,163	$	10,319,079,479	$	-	$	10,454,355,642

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.